Provisions and other non-current liabilities (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Environmental provision [roll forward]
Environmental liabilities provision at beginning of period	$ 538	$ 588	$ 616
Cash payments	(4)	(4)	(6)
Releases	(32)	(54)	(18)
Additions	30	14	6
Currency translation effects	(34)	47	(10)
Environmental liabilities provision at end of period	498	538	588
Less current provision	(12)	(20)	(53)
Non-current environmental remediation provisions at end of period	486	518	535
Continuing operations [member]
Environmental provision [roll forward]
Cash payments			(5)
Releases			(18)
Additions			$ 6
Discontinued operations [member]
Environmental provision [roll forward]
Environmental liabilities provision at beginning of period	$ (53)
Environmental liabilities provision at end of period		$ (53)